INCOME TAXES - Components of tax OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income taxes attributed to:
Financial instruments designated as cash-flow hedges	$ 4	$ (4)
Other	5	(20)	$ 11
Revaluation surplus
Origination and reversal of temporary differences	(432)	(1,291)	(249)
Relating to changes in tax rates / imposition of new tax laws	(59)	54	586
Total deferred income taxes	$ (482)	$ (1,261)	$ 348